Cash and Cash Equivalents and Pledged Bank Deposits	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Pledged Bank Deposits [Abstract]
CASH AND CASH EQUIVALENTS AND PLEDGED BANK DEPOSITS
17.	CASH AND CASH EQUIVALENTS AND PLEDGED BANK DEPOSITS

	2025	2024
	US$	US$
Cash and bank balances	19,158,652	23,005,589
Time deposits	12,211,790	19,701,267
	31,370,442	42,706,856
Less: Pledged bank deposits	(185,146)	(185,336)
Cash and cash equivalents	31,185,296	42,521,520

Certain cash at banks earn interest at floating rates based on the respective short-term deposit rates. The bank balances and pledged deposits are deposited with creditworthy banks with no recent history of default.

The Group has pledged bank deposits mainly for corporate credit card and trading facilities.

At December 31, 2025, cash and cash equivalents included bank deposits of US$38,889 (2024: US$35,260) which are contractually restricted on use in order to meet the capital requirements in accordance with the rules and conditions for the issue and renewal of a license to operate as a non-life insurance broker in Thailand.